Legg Mason & Co., LLC
100 Light Street
Baltimore, MD  21202
410 o 539 o 0000



                                                                  August 4, 2006


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Charles Street Trust, Inc.
                  1933 Act File No. 333-44423
                  1940 Act File No. 811-8611

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to Batterymarch U.S. Small Capitalization Equity Portfolio, a series of Legg Mason Charles Street Trust, Inc., do not differ from those filed in Post-Effective Amendment No. 15, which was filed electronically on July 26, 2006.

                                                     Very truly yours,

                                                     /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

RMW:jar